Share Capital - Reconciliation of the Share Reorganisation Activities (Details) - USD ($) $ / shares in Units, $ in Millions		4 Months Ended	12 Months Ended
	Apr. 29, 2024	Apr. 29, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)		242,862,302	76,351,279
Ordinary shares reorganization pre-IPO (in shares)		(4,022,883)
Total: Post ordinary shares organization (in shares)	238,839,419	238,839,419
Reverse share split (in shares)	(60,165,424)
Deferred share cancellation (in shares)	(106,168,869)
Total: Post share capital organization (in shares)	72,505,126	72,505,126
Issued and fully paid at end of period (in shares)			77,066,906
Initial Public Offering
Disclosure of classes of share capital [line items]
IPO (in shares)	3,846,153
Ordinary Shares of $0.001551 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)			$ 0.001551	$ 0.001551
Issued and fully paid at beginning of period (in shares)		0	72,221,843
Ordinary shares reorganization pre-IPO (in shares)		0
Total: Post ordinary shares organization (in shares)	0	0
Reverse share split (in shares)	68,375,690
Deferred share cancellation (in shares)	0
Total: Post share capital organization (in shares)	68,375,690	68,375,690
Issued and fully paid at end of period (in shares)			72,937,470
Ordinary Shares of $0.001551 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.001551	$ 0.001551
IPO (in shares)	3,846,153
Proceeds from issuing shares	$ 68.3
Share issue related cost	$ 4.8
Ordinary shares of $0.000165 Number
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)				0.000165
Issued and fully paid at beginning of period (in shares)		106,491,588	0
Ordinary shares reorganization pre-IPO (in shares)		22,049,526
Total: Post ordinary shares organization (in shares)	128,541,114	128,541,114
Reverse share split (in shares)	(128,541,114)
Deferred share cancellation (in shares)	0
Total: Post share capital organization (in shares)	0	0
Ordinary shares of $0.000165 Number | Initial Public Offering
Disclosure of classes of share capital [line items]
IPO (in shares)	0
Non-voting Ordinary Shares of $0.000165 Number
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)				0.000165
Issued and fully paid at beginning of period (in shares)		3,986,376	0
Ordinary shares reorganization pre-IPO (in shares)		(3,986,376)
Total: Post ordinary shares organization (in shares)	0	0
Reverse share split (in shares)	0
Deferred share cancellation (in shares)	0
Total: Post share capital organization (in shares)	0	0
IPO (in shares)			715,627
Non-voting Ordinary Shares of $0.000165 Number | Initial Public Offering
Disclosure of classes of share capital [line items]
IPO (in shares)	0
Deferred Shares of £0.000469 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)			$ 0.000469	0.000469
Issued and fully paid at beginning of period (in shares)		107,491,490	4,129,436
Ordinary shares reorganization pre-IPO (in shares)		2,806,815
Total: Post ordinary shares organization (in shares)	110,298,305	110,298,305
Reverse share split (in shares)	0
Deferred share cancellation (in shares)	(106,168,869)
Total: Post share capital organization (in shares)	4,129,436	4,129,436
Issued and fully paid at end of period (in shares)			4,129,436
Deferred Shares of £0.000469 each | Initial Public Offering
Disclosure of classes of share capital [line items]
IPO (in shares)	0
Growth Shares of $0.000165 Number
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)				$ 0.000165
Issued and fully paid at beginning of period (in shares)		24,892,848	0
Ordinary shares reorganization pre-IPO (in shares)		(24,892,848)
Total: Post ordinary shares organization (in shares)	0	0
Reverse share split (in shares)	0
Deferred share cancellation (in shares)	0
Total: Post share capital organization (in shares)	0	0
Growth Shares of $0.000165 Number | Initial Public Offering
Disclosure of classes of share capital [line items]
IPO (in shares)	0